Other payables (Tables)	6 Months Ended
Jun. 30, 2022
Other Payables [Abstract]
Schedule of other payables

	June 30, 2022	December 31, 2021
	£’000	£’000
Accruals	13,583	5,259
Other payables	645	931
Other taxation and social security	2,714	2,213
Corporation tax	45	6
	16,987	8,409